Commitments and Contingencies - Summary of Redeemable Noncontrolling Interest (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
INTI Education Holdings Sdn Bhd
Redeemable Noncontrolling Interest [Line Items]
Noncontrolling interest, noncontrolling owners, ownership percent allowed to be sold	10.00%
Pearl Retail Solutions Private Limited
Redeemable Noncontrolling Interest [Line Items]
Noncontrolling interest, noncontrolling owners, ownership percent allowed to be sold	10.00%
Puttable Common Stock
Redeemable Noncontrolling Interest [Line Items]
Reported Value	$ 9,436
Puttable Common Stock | INTI Education Holdings Sdn Bhd
Redeemable Noncontrolling Interest [Line Items]
Estimated Value as of December 31, 2017 redeemable within 12-months:	9,436
Reported Value	$ 9,436
Noncontrolling interest, noncontrolling owners, ownership percent allowed to be sold	10.10%
Puttable Common Stock | Pearl Retail Solutions Private Limited
Redeemable Noncontrolling Interest [Line Items]
Estimated Value as of December 31, 2017 redeemable within 12-months:	$ 1,938
Reported Value	1,938
Puttable Preferred Stock | Stamford International University
Redeemable Noncontrolling Interest [Line Items]
Estimated Value as of December 31, 2017 redeemable within 12-months:	61
Reported Value	61
Puttable Non-controlling Interest
Redeemable Noncontrolling Interest [Line Items]
Estimated Value as of December 31, 2017 redeemable within 12-months:	11,435
Reported Value	11,435
Puttable common stock - not currently redeemable
Redeemable Noncontrolling Interest [Line Items]
Estimated Value as of December 31, 2017 redeemable within 12-months:	0
Reported Value	2,286	$ 3,125
Puttable Arrangements - Common and Preferred Stock
Redeemable Noncontrolling Interest [Line Items]
Estimated Value as of December 31, 2017 redeemable within 12-months:	11,435
Reported Value	$ 13,721	$ 23,876